ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

NOTE 7 — ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

Accrued liabilities and other payables, consisted of the following:

	September 30, 2024	September 30, 2023
Accrued expenses	$352,899	$287,846
Service payables	10,755	202,494
Other payables	651,595	780,747
Accrued liabilities and other payables	$1,015,249	$1,271,087

Service payable represented the advertisement fee the Company collects on behalf of the media companies for customers posting the advertisement on the media channels. The Company submits the advertisement fee to media companies within a short period of time when the Company receives a service statement and invoice from the media companies. Other payables were mainly consisted of payables for professional fees, advances from customers and an advance from a former shareholder, which is non-interest-bearing.